Income Taxes (Unrecognized Tax Benefits Excluding Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ 165	$ 252
Additions for tax positions taken in current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Unrecognized Tax Benefits, Ending Balance	$ 164	$ 165